CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Common Stock	Common Stock Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Additional Paid in Capital Treasury Stock	Retained Earnings
Beginning balance at Dec. 31, 2019	$ 472,742			$ 104		$ 0	$ 55	$ 356,963			$ 115,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(12,905)										(12,905)
Issuance of common stock	3,300			3				3,297
Repurchase and cancellation of preferred treasury stock		$ (6,012)	$ (89)		$ (5)				$ (6,007)	$ (89)
Share based compensation	120							120
Mezzanine equity measurement	908										908
Preferred share dividends declared	(11,501)										(11,501)
Ending balance at Dec. 31, 2020	444,747			102		0	55	354,284			90,306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	174,348										174,348
Issuance of common stock	71,537			20				71,517
Offering expenses of "at-the-market" common stock equity offering	(719)							(719)
Share based compensation	120							120
Mezzanine equity measurement	271										271
Preferred share dividends declared	(11,064)										(11,064)
Ending balance at Dec. 31, 2021	679,240			122		0	55	425,202			253,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	172,554										172,554
Redemption of preferred stock	(37,314)						(15)	(37,299)
Repurchase and cancellation of preferred treasury stock		$ (9,051)			$ (3)				$ (9,048)
Preferred stock redemption expenses	(7)							(7)
Share based compensation	120							120
Common share dividends declared	(24,142)										(24,142)
Preferred share dividends declared	(9,484)										(9,484)
Ending balance at Dec. 31, 2022	$ 771,916			$ 119		$ 0	$ 40	$ 378,968			$ 392,789